Intangible assets, net - Estimated future amortization expense (Details) - Intangible assets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Indefinite-lived Intangible Assets [Line Items]
Fiscal 2023	$ 8,774
Fiscal 2024	459
Fiscal 2025	459
Fiscal 2026	459
Fiscal 2027	459
Thereafter	1,303
Intangible assets, net	$ 11,913	$ 68,427